OPERATING LEASES (Table)	12 Months Ended
Jun. 30, 2021
Lessee, Operating Lease, Description [Abstract]
Schedule of lease and non-lease components

Fiscal year ended June 30, 2021
Operating lease costs	2,324
Short-term lease costs	1,000
Amortization of prepaid land leases	454

Total lease costs	3,778

Schedule of other information related to operating leases

Fiscal year ended June 30, 2021
Other information
Cash paid for amounts included in the measurement of operating lease liabilities	4,045
ROU assets obtained in exchange for new operating lease liabilities	3,011
Weighted-average remaining lease term (in years):
Operating leases	1.97
Weighted-average discount rate:
Operating leases	4.17%

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments for operating leases as of June 30, 2021 are as follows:

As of June 30, 2021
2022	$3,302
2023	2,091
2024	701
2025	16
2026 and onwards	—

Total minimum lease payments	6,110
Less: imputed interest	84

Total lease liability balance	$6,026

Schedule of Operating Lease Payments

Year ending June 30,	Minimum lease payments

2022	$3,523
2023	3,628
2024	2,189
2025	1,942
2026	2,000

Thereafter	14,940
Total minimum lease payments to be received	$28,222